Pension and Post-Retirement and Post-Employment Benefits - Schedule of Effect of One percent Change in Health Care Cost Trends on Service Cost and Interest Cost (Detail) (Post-Retirement and Post-Employment Benefits [Member], CAD)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Post-Retirement and Post-Employment Benefits [Member]
Schedule Of Effect Of One Percentage Point Change In Assumed Health Care Cost Trend Rates [Line Items]
Effect of 1% increase in health care cost trends	21	17
Effect of 1% decrease in health care cost trends	(16)	(13)